Employment Agreements	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Employment Agreements

Note 12 - Employment Agreements

Charles W. Allen

On July 2, 2015, we entered into an Option Cancellation and Release Agreement with Charles Allen pursuant to which Mr. Allen voluntarily agreed to return to us for cancellation, an eight year non-qualified stock option under the Company’s 2014 Plan to purchase up to an aggregate of 158,334 shares of the Company’s common stock with a per share exercise price of $6.00, held by him.

On June 22, 2017, we entered into an employment agreement with Charles Allen (the “Allen Employment Agreement”), whereby Mr. Allen agreed to serve as our Chief Executive Officer and Chief Financial Officer for a period of two (2) years, subject to renewal, in consideration for an annual salary of $245,000. Additionally, under the terms of the Allen Employment Agreement, Mr. Allen shall be eligible for an annual bonus if we meet certain criteria, as established by the Board of Directors. Mr. Allen shall be entitled to participate in all benefits plans we provide to our senior executive. We shall reimburse Mr. Allen for all reasonable expenses incurred in the course of his employment. The Company shall pay the Executive $500 per month to cover telephone and internet expenses. If the Company does not provide office space to the Executive the Company will pay the Executive an additional $500 per month to cover expenses in connection with their office space needs.

Michal Handerhan

On July 2, 2015, we entered into an Option Cancellation and Release Agreement with Michal Handerhan pursuant to which Mr. Handerhan voluntarily agreed to return to us for cancellation, an eight year non-qualified stock option under the 2014 Plan to purchase up to an aggregate of 49,167 shares of the Company’s common stock with a per share exercise price of $6.00, held by him.

On June 22, 2017, we entered into an employment agreement with Michal Handerhan (the “Handerhan Employment Agreement”), whereby Mr. Handerhan agreed to serve as our Chief Operating Officer and Secretary for a period of two (2) years, subject to renewal, in consideration for an annual salary of $190,000. Additionally, under the terms of the Handerhan Employment Agreement, Mr. Handerhan shall be eligible for an annual bonus if we meet certain criteria, as established by the Board of Directors. Mr. Handerhan shall be entitled to participate in all benefits plans we provide to our senior executive. We shall reimburse Mr. Handerhan for all reasonable expenses incurred in the course of his employment. The Company shall pay the Executive $500 per month to cover telephone and internet expenses. If the Company does not provide office space to the Executive the Company will pay the Executive an additional $500 per month to cover expenses in connection with their office space needs.

The terms of the Allen Employment Agreement and Handerhan Employment Agreement (collectively the “Employment Agreements”) provide each of Messrs. Allen and Handerhan (the “Executives”) certain, severance and change of control benefits if the Executive resigns from the Company for good reason or the Company terminates him other than for cause. In such circumstances, the Executive would be entitled to a lump sum payment equal to (i) the Executive’s then-current base salary, and (ii) payment on a pro-rated basis of any bonus or other payments earned in connection with any bonus plan to which the Executive was a participant. In addition, the severance benefit for the Executives the employment agreements include the Company continuing to pay for medical and life insurance coverage for up to one year following termination. If, within eighteen months following a change of control (as defined below), the Executive’s employment is terminated by the Company without cause or he resigns from the Company for good reason, the Executive will receive certain severance compensation. In such circumstances, the cash benefit to the Executive will be a lump sum payment equal to two times (i) his then-current base salary and (ii) his prior year cash bonus and incentive compensation. Upon the occurrence of a change of control, irrespective of whether his employment with the Company terminates, each Executive’s stock options and equity-based awards will immediately vest.

A “change of control” for purposes of the Employment Agreements means any of the following: (i) the sale or partial sale of the Company to an un-affiliated person or entity or group of un-affiliated persons or entities pursuant to which such party or parties acquire shares of capital stock of the Company representing at least twenty five (25%) of the fully diluted capital stock (including warrants, convertible notes, and preferred stock on an as converted basis) of the Company; (ii) the sale of the Company to an un-affiliated person or entity or group of such persons or entities pursuant to which such party or parties acquire all or substantially all of the Company’s assets determined on a consolidated basis, or (iii) Incumbent Directors (Mr. Allen and Mr. Handerhan) cease for any reason, including, without limitation, as a result of a tender offer, proxy contest, merger or similar transaction, to constitute at least a majority of the board of directors of the Company.

Additionally, pursuant to the terms of the Employment Agreements, we have agreed to execute and deliver in favor of the Executives an indemnification agreement and to maintain directors’ and officers’ insurance with terms and in the amounts commensurate with our senior executive.